Cash and due from banks and inter-bank funds (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of cash and due from banks
(a)	The detail of cash and due from banks is as follows:

	2022	2021
	S/(000)	S/(000)
Cash and clearing (b)	2,865,251	2,363,326
Deposits in the BCRP (b)	6,918,526	10,445,851
Deposits in banks (c)	2,923,999	3,607,134
Accrued interest	17,391	3,350

	12,725,167	16,419,661
Restricted funds (d)	468,244	684,804

Total	13,193,411	17,104,465

Summary of legal reserve and restricted funds

(b)
In accordance with rules in force, Interbank is required to maintain a legal reserve to honor its obligations with the public. This reserve is comprised of funds kept in Interbank and in the BCRP and is made up as follows:

	2022	2021
	S/(000)	S/(000)
Legal reserve (*)
Deposits in the BCRP	6,055,726	6,366,151
Cash in vaults	2,719,277	2,171,601

Subtotal legal reserve	8,775,003	8,537,752
Non-mandatory reserve
Overnight deposit in BCRP (**)	762,800	—

	2022	2021
	S/(000)	S/(000)
Cash and clearing	145,903	191,673
Term deposits in BCRP (***)	100,000	4,079,700

Subtotal non-mandatory reserve	1,008,703	4,271,373

Cash balances not subject to legal reserve	71	52

Total	9,783,777	12,809,177

(d)	The Group maintains restricted funds related to:

	2022	2021
	S/(000)	S/(000)
Inter-bank transfers (*)	431,052	141,681
Derivative financial instruments, Note 10(b)(i)	34,784	121,613
Repurchase agreements with BCRP (**)	—	419,410
Others	2,408	2,100

Total	468,244	684,804